Exchange Rate Differences on Foreign Currency - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	$ 1,234,830,632	$ 126,323,250	$ 54,961,052
For Purchase sale of foreign currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	52,226,477	53,722,819	25,265,256
For Valuation of Assets and Liabilities in Foreign Currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	$ 1,182,604,155	$ 72,600,431	$ 29,695,796